SCHEDULE OF DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS (Details) - ALTANINE, INC. [Member] - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,657,000		1,657,000
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,657,000